Organization (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2014 Pittman Hough Farms LLC Paul A. Pittman	Dec. 31, 2013 Pittman Hough Farms LLC Paul A. Pittman	Apr. 16, 2014 Subsequent event Farmland Partners Operating Partnership, LP Limited partner	Apr. 16, 2014 Subsequent event Farmland Partners Inc. IPO Common stock	Apr. 16, 2014 Subsequent event Operating Partnership FP Land merger, transaction between entities under common control Pittman Hough Farms FP Land grainstorage farm	Apr. 16, 2014 Subsequent event Operating Partnership FP Land merger, transaction between entities under common control Pittman Hough Farms FP Land Limited partner
Organization
Common stock issued (in shares)				3,800,000
Share price (in dollars per share)				$ 14.00
Gross proceeds from the IPO				$ 53.2
Aggregate net proceeds after deducting the underwriting discount and commissions and expenses payable				48.0
Units issued						1,945,000
Aggregate value of shares issued						$ 27.2
Ownership interest (as a percent)	75.00%	75.00%
Fee simple interest in the properties (as a percent)					100.00%
Number of farms owned					38
Number of grain storage facilities owned					3
Ownership interest (as a percent)			67.40%